Document and Entity Information	Dec. 04, 2023
Cover [Abstract]
Entity Registrant Name	3D SYSTEMS CORP
Amendment Flag	true
Entity Central Index Key	0000910638
Document Type	8-K/A
Document Period End Date	Dec. 04, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-34220
Entity Tax Identification Number	95-4431352
Entity Address, Address Line One	333 Three D Systems Circle
Entity Address, City or Town	Rock Hill
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29730
City Area Code	(803)
Local Phone Number	326-3900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.001 per share
Trading Symbol	DDD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K, dated December 4, 2023, that was filed with the Securities and Exchange Commission (the “SEC”) on December 6, 2023 (the “Original Current Report”) by 3D Systems Corporation (the “Company”) concerning the Company’s decision to engage Deloitte & Touche LLP (“Deloitte”) as the Company’s independent registered public accounting firm to audit the Company’s consolidated financial statements as of and for the fiscal year ending December 31, 2024 (the “2024 Audit”) following the completion of the audit of the Company’s consolidated financial statements as of and for the fiscal year ended December 31, 2023 by BDO USA, P.C. (“BDO”) and the issuance of BDO’s reports thereon (the “2023 Audit”).